UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2008

Date of reporting period:	9/30/2007

Item 1	–	Reports to Stockholders

SEMIANNUAL REPORT

SEPTEMBER 30, 2007

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Gross operating expenses: Class A, 0.36%; Class I, 0.24%. Net operating expenses apply to: Class A, 0.20%; Class I, 0.15%, after contractual reduction through 7/31/2008.

Series Facts as of 9/30/07
	7-Day Current Yield†	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	5.35%	$1.00	35 Days	$986.7
PILP Class I**	5.40%	$1.00	35 Days	$861.6
iMoneyNet, Inc. Prime Institutional Universe Average***	5.02%	N/A	42 Days	N/A

†

The 7-Day Current Yields for Class A and Class I are net of expense reimbursements, management and distribution fee waivers. Without such expense reimbursements, management and distribution fee waivers, the yields would have been lower.

*	Class A shares are subject to distribution and service (12b-1) fees.
**	Class I shares are not subject to distribution and service (12b-1) fees.
***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of September 25, 2007, the closest date to the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields would have been lower without expense reimbursements, management and distribution fee waivers. Current performance may be lower or higher than the past performance data quoted. The investment return will fluctuate, and although the Series seeks to preserve the net asset value at $1 per share, principal value may fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

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Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 27, 2007 to September 25, 2007, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of September 30, 2007.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Fees and Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2007, at the beginning of the period, and held through the six-month period ended September 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Series’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Annualized Expense Ratio Based on the Six-Month Period*	Expenses Paid During the Six- Month Period**

Class A	Actual	$1,000.00	$1,026.30	0.20%	$1.01
	Hypothetical	$1,000.00	$1,024.00	0.20%	$1.01

Class I	Actual	$1,000.00	$1,026.60	0.15%	$0.76
	Hypothetical	$1,000.00	$1,024.25	0.15%	$0.76

* Net of expense reimbursements, management and distribution fee waivers.

** Series expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2007, and divided by the 366 days in the Series’ fiscal year ending March 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of the underlying portfolio in which the fund may invest.

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This Page Intentionally Left Blank

Portfolio of Investments

as of September 30, 2007 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

CERTIFICATES OF DEPOSIT 12.4%
	Barclays BK PLC
$35,000	5.35%, 5/9/08	$35,000,000
18,000	5.37%, 6/4/08	18,000,000
	BNP Paribas
40,000	5.31%, 10/11/07	40,000,000
	Branch Banking & Trust Co.
26,278	3.50%, 10/1/07	26,278,000
	HBOS Treasury Services PLC
20,000	5.40%, 6/11/08	20,000,000
	Marshall & Ilsley Corp.
45,000	5.64%, 12/10/07	45,000,000
	State Street Bank & Trust Co.,
19,000	5.69%, 10/15/07	19,000,000
	UBS AG
25,000	5.40%, 2/27/08	25,000,000

		228,278,000

COMMERCIAL PAPER 39.0%
	Amsterdam Funding Corp., 144A
50,000	5.20%, 10/17/07(b)	49,884,444
30,000	5.75%, 10/15/07(b)	29,932,917
	Bank of America Corp.
55,000	5.42%, 12/7/07(b)	54,445,203
	Barton Capital Corp.
25,000	5.20%, 10/18/07(b)	24,938,611
	Bryant Park Funding LLC, 144A
50,000	5.75%, 10/15/07(b)	49,888,194
	Ciesco LP, 144A
55,000	5.55%, 10/23/07(b)	54,813,458
	Citigroup Funding, Inc.
25,000	5.2699%, 11/20/07(b)	24,817,014
22,355	5.46%, 2/6/08(b)	21,921,015
	DBN Nor Bank ASA
25,000	5.21%, 11/13/07(b)	24,844,424
	General Electric Capital Corp.
25,000	5.24%, 10/26/07(b)	24,909,028
	Morgan Stanley
40,000	5.50%, 11/21/07(b)	39,688,333
	Old Line Funding Corp., 144A
19,755	5.1999%, 10/15/07(b)	19,715,051
50,000	5.1999%, 10/19/07(b)	49,870,000

See Notes to Financial Statements.

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Portfolio of Investments

as of September 30, 2007 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

	Societe Generale NA
$26,000	5.182%, 11/13/07(b)	$25,839,070
	Swiss RE Financial Products, 144A
27,000	5.20%, 1/25/08(b)	26,547,600
	Total Capital, 144A
50,000	5.37%, 12/6/07(b)	49,507,750
	Toyota Motor Credit Corp.
4,000	5.20%, 12/26/07(b)	3,950,311
88,000	5.24%, 11/2/07(b)	87,590,116
	Tulip Funding Corp., 144A
16,000	5.25%, 10/22/07(b)	15,951,000
42,000	6.35%, 10/10/07(b)	41,933,325

		720,986,864

OTHER CORPORATE OBLIGATIONS 38.2%
	American Express Credit Corp., MTN
46,000	5.865%, 3/5/08(a)	46,002,378
	Banco Espanol de Credito, MTN, 144A
63,000	5.35%, 7/18/08(a)	63,000,001
	BMW US Capital LLC, 144A
10,000	5.745%, 9/4/08(a)	10,000,000
	Caja de Ahorro y Monte de Piedad de Madrid, S.A.
19,000	5.36%, 8/12/08(a)	19,000,000
	Caterpillar Financial Services Corp., MTN
13,000	5.79%, 6/8/08(a)	13,000,000
	General Electric Capital Corp., MTN
13,540	5.46%, 7/28/08(a)	13,553,558
	Genworth Life Insurance Co.
	5.2162%, 8/22/08(a)(d)(e)
23,000	(cost $23,000,000; date purchased 7/21/05)	23,000,000
	HBOS Treasury Services PLC, MTN
25,000	5.7887%, 9/5/08(a)	25,000,000
	HSBC Finance Corp., MTN
22,000	5.8075%, 9/6/08(a)	22,000,000
	HSBC USA, Inc., MTN
35,000	5.7525%, 8/14/08(a)	35,000,000
	Irish Life & Permanent PLC, MTN, 144A
50,000	5.1987%, 8/20/08(a)	49,999,189
	JPMorgan Chase & Co., MTN
20,000	5.43%, 1/25/08(a)	19,985,356
12,000	5.71%, 9/2/08(a)	12,000,000
52,000	5.8038%, 8/11/08(a)	52,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Kommunalkredit Austria AG, MTN, 144A
$10,000	5.1563%, 8/22/08(a)	$10,000,000
	MetLife Insurance Co. of Connecticut
	5.5587%, 2/23/08(a)(d)(e)
15,000	(cost $15,000,000; date purchased 2/22/07)	15,000,000
	5.870%, 7/7/08(a)(d)(e)
9,000	(cost $9,000,000; date purchased 7/6/07)	9,000,000
	Metropolitan Life Insurance Co.
	5.725%, 10/1/07(a)(d)(e)
14,000	(cost $14,000,000; date purchased 9/29/06)	14,000,000
	Morgan Stanley, MTN
46,000	5.845%, 10/3/08(a)	46,000,000
	National City Bank, MTN
27,000	5.34%, 1/25/08(a)	27,001,254
25,000	5.49%, 2/13/08(a)	25,002,244
	Nordea Bank AB, 144A
12,430	5.81%, 9/8/08(a)	12,429,298
43,800	5.845%, 8/8/08(a)	43,799,922
	Paccar Financial Corp., MTN
25,000	5.645%, 9/2/08(a)	25,000,000
	Skandinaviska Enskilda Banken AB, 144A
36,000	5.6338%, 8/19/08(a)	36,000,000
	SunTrust Banks, Inc.
30,000	5.44%, 10/15/07(a)	30,001,269
	Wal-Mart Stores, Inc.
9,000	5.5944%, 6/16/08(a)	8,997,076

		705,771,545

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 10.2%
188,637,750	Dryden Core Investment Fund-Taxable Money Market Series(c) (cost $188,637,750; Note 3)	188,637,750

	Total Investments 99.8% (amortized cost $1,843,674,159)(f)	1,843,674,159
	Other assets in excess of liabilities 0.2%	4,618,225

	Net Assets 100.0%	$1,848,292,384

The following	annotations have been used in the Portfolio:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold

See Notes to Financial Statements.

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Portfolio of Investments

as of September 30, 2007 (Unaudited) continued

subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at September 30, 2007.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $61,000,000. The aggregate value of $61,000,000 is 3.3% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2007 were as follows:

Commercial Banks	37.7%
Financial Services	22.9
Asset Backed Securities	18.2
Affiliated Money Market Mutual Fund	10.2
Security Brokers & Dealers	7.0
Life Insurance	3.3
Retail	0.5

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of September 30, 2007 (Unaudited)

Assets
Investments, at amortized cost which approximates market value:
Unaffiliated investments	$1,655,036,409
Affiliated investments	188,637,750
Cash	371
Dividends and interest receivable	6,809,732
Prepaid expenses	34,744

Total assets	1,850,519,006

Liabilities
Dividends payable	1,939,650
Management fee payable	166,359
Transfer agent fee payable	46,167
Distribution fee payable	40,294
Deferred directors’ fees	17,304
Accrued expenses	16,848

Total liabilities	2,226,622

Net Assets	$1,848,292,384

Net assets were comprised of:
Common stock, at par	$1,848,292
Paid-in capital in excess of par	1,846,444,092

Net assets, September 30, 2007	$1,848,292,384

Class A
Net asset value, offering price and redemption price per share ($986,716,650 ÷ 986,716,650 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($861,575,734 ÷ 861,575,734 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended September 30, 2007 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$49,485,131
Affiliated dividend income	5,134,871

Total income	54,620,002

Expenses
Management fee	2,009,181
Distribution fee—Class A	611,816
Transfer agent’s fees and expenses (including affiliated expense of $134,000)	142,000
Custodian’s fees and expenses	97,000
Registration fees	52,000
Legal fees and expenses	28,000
Directors’ fees	23,000
Insurance expenses	15,000
Reports to shareholders	15,000
Audit fee	10,000
Miscellaneous expenses	12,976

Total expenses	3,015,973

Less: Expense Subsidy (Note 4)	(385,382)
Management fee waiver (Note 2)	(502,295)
Distribution fee waiver (Note 2)	(356,893)

Net expenses	1,771,403

Net investment income	52,848,599

Realized Gain On Investments
Net realized gain on investment transactions	3,023

Net Increase In Net Assets Resulting From Operations	$52,851,622

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2007	Year Ended March 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$52,848,599	$88,279,103
Net realized gain on investment transactions	3,023	9,322

Net increase in net assets resulting from operations	52,851,622	88,288,425

Dividends and distributions (Note 1)
Class A	(26,702,597)	(37,556,333)
Class I	(26,149,025)	(50,732,092)

	(52,851,622)	(88,288,425)

Series share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	5,236,570,628	9,822,674,135
Net asset value of shares issued in reinvestment of dividends and distributions	47,188,493	81,554,689
Cost of shares reacquired	(5,449,882,323)	(9,341,336,758)

Net increase (decrease) in net assets from Series share transactions	(166,123,202)	562,892,066

Total increase (decrease)	(166,123,202)	562,892,066

Net Assets
Beginning of period	2,014,415,586	1,451,523,520

End of period	$1,848,292,384	$2,014,415,586

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

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Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the Series’ average daily net assets. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $502,295 ($.0003 per share) for the six months ended September 30, 2007. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $356,893 ($.0004 per Class A share) for the six months ended September 30, 2007. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2007, the Series incurred approximately $11,800 in total networking fees, of which approximately $11,700 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2007, such reimbursement amounted to $385,382 ($.0002 per share for Class A and I shares; .04 of 1% of the Series’ average daily net assets).

Note 5. Tax Information

The Series elected to treat post-October capital losses of $174 as having been incurred in the following fiscal year.

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

(Unaudited) continued

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of September 30, 2007 Prudential owned $13,743,629 Class A shares and $303,233,126 Class I shares.

Class A	Share and Dollar Amounts
Six months ended September 30, 2007:
Shares sold	1,013,270,980
Shares issued in reinvestment of dividends and distributions	23,289,455
Shares reacquired	(832,914,746)

Net increase (decrease) in shares outstanding before conversion	203,645,689
Shares reacquired upon conversion into Class I	(155,189,643)

Net increase (decrease) in shares outstanding	48,456,046

Year ended March 31, 2007:
Shares sold	1,717,712,055
Shares issued in reinvestment of dividends and distributions	33,772,039
Shares reacquired	(1,172,632,730)

Net increase (decrease) in shares outstanding before conversion	578,851,364
Shares reacquired upon conversion into Class I	(113,583,591)

Net increase (decrease) in shares outstanding	465,267,773

Class I
Six months ended September 30, 2007:
Shares sold	4,223,299,648
Shares issued in reinvestment of dividends and distributions	23,899,038
Shares reacquired	(4,616,967,577)

Net increase (decrease) in shares outstanding before conversion	(369,768,891)
Shares issued upon conversion from Class A	155,189,643

Net increase (decrease) in shares outstanding	(214,579,248)

Year ended March 31, 2007:
Shares sold	8,104,962,080
Shares issued in reinvestment of dividends and distributions	47,782,650
Shares reacquired	(8,168,704,028)

Net increase (decrease) in shares outstanding before conversion	(15,959,298)
Shares issued upon conversion from Class A	113,583,591

Net increase (decrease) in shares outstanding	97,624,293

18	Visit our website at www.prudential.com

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.026
Dividends and distributions to shareholders	(.026)

Net asset value, end of period	$1.00

Total Return(a):	2.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$986,716
Average net assets (000)	$1,019,694
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20	%(d)
Expenses, excluding distribution and service (12b-1) fees(c)	.15	%(d)
Net investment income(b)	5.24	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(d)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2007	2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00	$1.00

.051	.036	.016	.010	.016
(.051)	(.036)	(.016)	(.010)	(.016)

$1.00	$1.00	$1.00	$1.00	$1.00

5.22%	3.63%	1.55%	1.04%	1.61%

$938,261	$472,993	$268,561	$331,762	$439,783
$734,585	$323,012	$317,021	$383,687	$402,953

.20%	.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%	.15%
5.11%	3.71%	1.54%	1.03%	1.58%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Financial Highlights

(Unaudited) continued

	Class I
	Six Months Ended September 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.026
Dividends and distributions to shareholders	(.026)

Net asset value, end of period	$1.00

Total Return(a):	2.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$861,576
Average net assets (000)	$989,487
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15	%(c)
Expenses, excluding distribution and service (12b-1) fees(b)	.15	%(c)
Net investment income(b)	5.29	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than one full year are not annualized.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).
(c)	Annualized.

See Notes to Financial Statements.

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Class I
Year Ended March 31,
2007	2006	2005	2004	2003

$1.00	$1.00	$1.00	$1.00	$1.00

.051	.037	.016	.011	.016
(.051)	(.037)	(.016)	(.011)	(.016)

$1.00	$1.00	$1.00	$1.00	$1.00

5.27%	3.68%	1.60%	1.09%	1.66%

$1,076,155	$978,531	$1,380,740	$1,959,985	$1,713,905
$988,027	$1,127,926	$1,547,937	$1,688,851	$2,982,413

.15%	.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%	.15%
5.13%	3.60%	1.53%	1.07%	1.69%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential Institutional Liquidity Portfolio, Inc. oversees the management of the Institutional Money Market Series (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2006, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Institutional Money Market Series

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross and net performance (which reflects any subsidies, waivers or expense caps) in relation to its Peer Universe (the

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Lipper Institutional Money Market Funds Performance Universe) was in the first quartile for all periods. The Board also noted that the Fund outperformed its Peer Universe Average during all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered the Fund’s contractual management fee, actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses ranked in the Expense Group’s first quartile. The Board considered PI’s recommendation to continue the existing cap on Fund operating expenses of 0.15% (exclusive of 12b-1 fees and certain other fees), as well as to continue the existing management fee waiver of 0.05%, and concluded that, in light of the Fund’s competitive performance and total expenses, this recommendation was not unreasonable. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9656 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E2    IFS-A140913    Ed. 11/2007

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

	(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

	(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Chief Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.